Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Class A C I R6 | Opportunistic Fixed Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Opportunistic Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 28 of the prospectus under “Sales charge reductions and waivers” or page 146 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.“
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	SharesNot Sold
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments. Fixed income instruments include, but are not limited to the following securities, which may be denominated in U.S. dollars or foreign currencies: sovereign debt, inflation-linked bonds, corporate and high yield credit (also known as ”junk bonds“), securitized debt, bank loans and floating rate loans and emerging markets debt, convertible and hybrid securities. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a lender.In order to achieve its investment objective, the manager seeks to:•invest across multiple asset types, geographies, credit tiers, and time horizons;•provide timely and dynamic exposure to a portfolio of global fixed income securities consisting of sovereign debt, inflation-linked bonds, corporate and high yield credit, securitized debt, bank loans and floating rate loans and emerging markets debt, convertible and hybrid securities;•manage the fund’s overall performance volatility within a range as reflected by the Bloomberg Global Aggregate Bond Index hedged to USD over the medium to long-term;•generate total returns through three main approaches: strategic sector positioning, market-neutral strategies, and tactical asset allocation:•the strategic sector component of the portfolio provides exposure to non-core investment opportunities (e.g. emerging markets debt, high yield credit, bank loans etc.) that are designed to capture the repricing of long-term structural themes in the business cycle;•the market neutral component of the portfolio is primarily expressed via relative value positioning, aimed at providing incremental return with low correlation to the direction of global fixed income markets. Market neutral positions are typically taken on interest rates, currencies, corporate and high yield credit, and emerging market debt positions; and•tactical asset allocation is used to capture both short and medium term dislocations in the market. Tactical opportunities are primarily expressed via sector rotation, country selection, security selection, currency management strategies and duration management strategies.•combine the three approaches noted above in a holistic manner while managing aggregate portfolio risk.The fund may invest in securities that at times may have equity-like characteristics including, but not limited to convertible securities or preferred equity. Additionally, the fund may hold equities received as part of a corporate action. The fund also may hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities for defensive or other purposes. The fund may engage in active trading and may have a high portfolio turnover rate.The fund makes significant use of derivative instruments and may take both long and short positions in securities. Derivatives may be used for purposes of hedging and/or efficient portfolio management and/or investment purposes. Derivatives may be exchange-traded or over-the-counter and may include futures contracts, options, credit default swaps, foreign currency swaps, interest rate swaps, total return swaps and foreign currency forward contracts. In its use of derivatives, the fund aims to contribute to the target return and the volatility strategies of the fund. The use of derivative instruments as part of the investment strategy means that the fund may, from time to time, have substantial holdings in liquid assets, including deposits and money market instruments.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The Bloomberg Global Aggregate Bond Index shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.A note on performanceClass 1, Class A, Class C, Class I, and Class R6 shares commenced operations on October 17, 2005, June 4, 2021, June 4, 2021, June 4, 2021, and June 4, 2021, respectively. Returns shown prior to a class’s commencement date are those of Class 1 shares, except that they include any sales charges. Returns for Class A, Class C, Class I, and Class R6 shares would have been substantially similar to returns of Class 1 shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class 1 shares for the periods shown, performance would have been lower.Prior to February 28, 2020, the fund was managed by a different subadvisor pursuant to different investment strategies, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. The fund’s performance shown below might have differed materially had the current subadvisor managed the fund prior to February 28, 2020.Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return through:Q2 20233.67%Best quarter:Q2 20208.53%Worst quarter:Q1 2022-7.92%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Class A C I R6 | Opportunistic Fixed Income Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Class A C I R6 | Opportunistic Fixed Income Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A C I R6 | Opportunistic Fixed Income Fund | Cash And Cash Equivalents Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.
Class A C I R6 | Opportunistic Fixed Income Fund | Changing Distribution Levels Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.
Class A C I R6 | Opportunistic Fixed Income Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Class A C I R6 | Opportunistic Fixed Income Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Foreign currencies may decline in value, which could negatively impact performance.
Class A C I R6 | Opportunistic Fixed Income Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Class A C I R6 | Opportunistic Fixed Income Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.
Class A C I R6 | Opportunistic Fixed Income Fund | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Class A C I R6 | Opportunistic Fixed Income Fund | Floating Rate Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating rate loans risk. Floating rate loans are generally rated below investment-grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments.
Class A C I R6 | Opportunistic Fixed Income Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Class A C I R6 | Opportunistic Fixed Income Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, foreign currency swaps, total return swaps, futures contracts, interest-rate swaps, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Class A C I R6 | Opportunistic Fixed Income Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Class A C I R6 | Opportunistic Fixed Income Fund | Hybrid instrument risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hybrid instrument risk. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.
Class A C I R6 | Opportunistic Fixed Income Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.
Class A C I R6 | Opportunistic Fixed Income Fund | LIBOR Discontinuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIBOR discontinuation risk. The official publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments traditionally utilized as the reference or benchmark rate for interest rate calculations, was discontinued as of June 30, 2023. However, a subset of British pound sterling and U.S. dollar LIBOR settings will continue to be published on a ”synthetic“ basis. The synthetic publication of the three-month sterling LIBOR will continue until March 31, 2024, and the publication of the one-, three- and six-month U.S. dollar LIBOR will continue until September 30, 2024. The discontinuation of LIBOR and a transition to replacement rates may lead to volatility and illiquidity in markets and may adversely affect the fund’s performance.
Class A C I R6 | Opportunistic Fixed Income Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Class A C I R6 | Opportunistic Fixed Income Fund | Loan Participations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Class A C I R6 | Opportunistic Fixed Income Fund | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Class A C I R6 | Opportunistic Fixed Income Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Class A C I R6 | Opportunistic Fixed Income Fund | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Class A C I R6 | Opportunistic Fixed Income Fund | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Class A C I R6 | Opportunistic Fixed Income Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.
Class A C I R6 | Opportunistic Fixed Income Fund | Short sales risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short sales risk. In a short sale, a fund pays interest on a borrowed security. The fund will lose money if the price of the borrowed security increases between the short sale and the replacement date.
Class A C I R6 | Opportunistic Fixed Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	$ 614
3 years	rr_ExpenseExampleYear03	906
5 years	rr_ExpenseExampleYear05	1,220
10 years	rr_ExpenseExampleYear10	$ 2,107
2013	rr_AnnualReturn2013	(5.08%)
2014	rr_AnnualReturn2014	1.84%
2015	rr_AnnualReturn2015	(3.42%)
2016	rr_AnnualReturn2016	3.46%
2017	rr_AnnualReturn2017	8.54%
2018	rr_AnnualReturn2018	(1.72%)
2019	rr_AnnualReturn2019	6.77%
2020	rr_AnnualReturn2020	11.65%
2021	rr_AnnualReturn2021	(1.98%)
2022	rr_AnnualReturn2022	(11.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return through:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.92%)
1 year	rr_AverageAnnualReturnYear01	(15.62%)
5 year	rr_AverageAnnualReturnYear05	(0.63%)
10 year	rr_AverageAnnualReturnYear10	0.16%
Class A C I R6 | Opportunistic Fixed Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.93%
1 year	rr_ExpenseExampleYear01	$ 296
3 years	rr_ExpenseExampleYear03	658
5 years	rr_ExpenseExampleYear05	1,147
10 years	rr_ExpenseExampleYear10	2,303
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,147
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,303
1 year	rr_AverageAnnualReturnYear01	(12.64%)
5 year	rr_AverageAnnualReturnYear05	0.17%
10 year	rr_AverageAnnualReturnYear10	0.56%
Class A C I R6 | Opportunistic Fixed Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.93%
1 year	rr_ExpenseExampleYear01	$ 95
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	625
10 years	rr_ExpenseExampleYear10	$ 1,410
1 year	rr_AverageAnnualReturnYear01	(10.87%)
5 year	rr_AverageAnnualReturnYear05	0.49%
10 year	rr_AverageAnnualReturnYear10	0.72%
Class A C I R6 | Opportunistic Fixed Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.07%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	316
5 years	rr_ExpenseExampleYear05	566
10 years	rr_ExpenseExampleYear10	$ 1,283
1 year	rr_AverageAnnualReturnYear01	(10.77%)
5 year	rr_AverageAnnualReturnYear05	0.53%
10 year	rr_AverageAnnualReturnYear10	0.74%
Class A C I R6 | Opportunistic Fixed Income Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(17.33%)
5 year	rr_AverageAnnualReturnYear05	(1.89%)
10 year	rr_AverageAnnualReturnYear10	(0.60%)
Class A C I R6 | Opportunistic Fixed Income Fund | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(9.23%)
5 year	rr_AverageAnnualReturnYear05	(0.97%)
10 year	rr_AverageAnnualReturnYear10	(0.18%)
Class A C I R6 | Opportunistic Fixed Income Fund | Bloomberg Global Aggregate Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.22%)
5 year	rr_AverageAnnualReturnYear05	0.36%
10 year	rr_AverageAnnualReturnYear10	1.70%
Class A C I R6 | Opportunistic Fixed Income Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(16.25%)
5 year	rr_AverageAnnualReturnYear05	(1.66%)
10 year	rr_AverageAnnualReturnYear10	(0.44%)

[1]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.“
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.80% of average daily net assets of the fund. For purposes of this agreement, ”expenses of the fund“ means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.